UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 53.2%
Consumer Discretionary - 4.5%
NIKE, Inc., Class B	21,800	$1,286,200
Omnicom Group, Inc.	3,200	265,280
Polaris Industries, Inc.	8,400	774,732
Starbucks Corp.	19,600	1,142,876
		3,469,088
Consumer Staples - 5.8%
Coca-Cola Co.	80	3,588
PepsiCo, Inc.	8,200	947,018
Procter & Gamble Co.	13,700	1,193,955
Wal-Mart Stores, Inc.	30,500	2,308,240
		4,452,801
Financials - 4.1%
Berkshire Hathaway, Inc., Class B *	18,600	3,150,282

Health Care - 8.2%
Becton, Dickinson & Co.	3,500	682,885
Biogen, Inc. *	4,400	1,193,984
Medtronic plc	5,200	461,500
Novo Nordisk - ADR	53,900	2,311,771
Varian Medical Systems, Inc. *	16,600	1,712,954
		6,363,094
Industrials - 8.7%
C.H. Robinson Worldwide, Inc.	19,700	1,352,996
Expeditors International of Washington, Inc.	41,500	2,343,920
United Technologies Corp.	25,100	3,064,961
		6,761,877
Information Technology - 21.9%
Accenture plc, Class A	9,500	1,174,960
Alphabet, Inc., Class A *	1,150	1,069,132
Apple, Inc.	21,200	3,053,224
Cisco Systems, Inc.	71,000	2,222,300
Cognizant Technology Solutions Corp., Class A	34,300	2,277,520
International Business Machines Corp.	7,500	1,153,725
Microsoft Corp.	32,600	2,247,118
Oracle Corp.	65,400	3,279,156
Total Systems Services, Inc.	7,000	407,750
		16,884,885
Total Common Stocks
(Cost $35,101,201)		41,082,027

SHORT-TERM INVESTMENT - 46.6%
Invesco Treasury Portfolio, Institutional Class, 0.85% ^ (a)
(Cost $36,029,815)	36,029,815	36,029,815

Total Investments - 99.8%
(Cost $71,131,016)		77,111,842
Other Assets and Liabilities, Net - 0.2%		135,040
Total Net Assets - 100.0%		$77,246,882

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of June 30, 2017.
(a)	Fair value of this security exceeds 25% of the Fund's assets. Additional information for this security, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,082,027	$-	$-	$41,082,027
Short-Term Investment	36,029,815	-	-	36,029,815
Total Investments in Securities	$77,111,842	$-	$-	$77,111,842

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2017, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Port Street Institutional Opportunities Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 44.3%
Ares Capital Corp.	5,250	$85,995
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	256,512	2,542,033
Boston Partners Long/Short Research Fund *	211,103	3,381,873
Cohen & Steers Real Assets Fund, Class I	152,370	1,318,002
FMI International Fund	146,441	4,787,152
IVA International Fund, Class I	254,872	4,442,424
Oppenheimer Developing Markets Fund, Class I	47,421	1,801,067
Swan Defined Risk Fund, Class I	269,783	3,310,234
Templeton Global Bond Fund, Advisor Class	236,583	2,879,212
Victory Global Natural Resources Fund, Class Y *	51,883	1,136,241
Total Investment Companies
(Cost $23,378,923)		25,684,233

COMMON STOCKS - 35.2%
Consumer Discretionary - 4.0%
Aramark	7,385	302,637
Brunswick Corp.	750	47,047
Extended Stay America, Inc.	2,075	40,172
Grand Canyon Education, Inc. *	400	31,364
Healthcare Services Group, Inc.	5,138	240,613
Home Depot, Inc.	2,190	335,946
Interpublic Group of Companies, Inc.	2,075	51,045
Laureate Education, Inc., Class A *	1,325	23,227
Lennar Corp., Class A	4,850	258,602
Mohawk Industries, Inc. *	375	90,634
Newell Brands, Inc.	1,304	69,920
Nexstar Media Group, Inc., Class A	700	41,860
PVH Corp.	425	48,663
ServiceMaster Global Holdings, Inc. *	1,250	48,988
Signet Jewelers Ltd.	425	26,877
Starbucks Corp.	4,397	256,389
Time Warner, Inc.	1,392	139,771
Walt Disney Co.	2,277	241,931
		2,295,686
Consumer Staples - 4.5%
Archer-Daniels-Midland Co.	3,760	155,589
Church & Dwight Co., Inc.	7,981	414,054
Coca-Cola Co.	4,700	210,795
Costco Wholesale Corp.	903	144,417
JM Smucker Co.	1,271	150,398
Kimberly-Clark Corp.	1,066	137,631
Kroger Co.	7,700	179,564
Mondelez International, Inc., Class A	4,500	194,355
PepsiCo, Inc.	2,776	320,600
Unilever NV	4,370	241,530
Walgreens Boots Alliance, Inc.	6,104	478,004
		2,626,937

Energy - 1.9%
Baker Hughes, Inc.	700	38,157
Concho Resources, Inc. *	838	101,842
Continental Resources, Inc. *	1,425	46,070
Diamondback Energy, Inc. *	1,134	100,711
EQT Corp.	3,300	193,347
Forum Energy Technologies, Inc. *	2,000	31,200
Halliburton Co.	3,380	144,360
Phillips 66	2,750	227,397
Pioneer Natural Resources Co.	1,000	159,580
QEP Resources, Inc. *	3,675	37,118
WPX Energy, Inc. *	5,300	51,198
		1,130,980
Financials - 5.4%
Ameriprise Financial, Inc.	1,990	253,307
Arthur J. Gallagher & Co.	1,300	74,425
Athene Holding Ltd., Class A *	1,075	53,331
Banco Bilbao Vizcaya Argentaria SA - ADR	32,002	267,537
Bank of America Corp.	13,860	336,244
BOK Financial Corp.	1,600	134,608
Charles Schwab Corp.	7,010	301,150
Chemical Financial Corp.	1,050	50,830
Chubb Ltd.	1,600	232,608
Cullen/Frost Bankers, Inc.	1,510	141,804
First American Financial Corp.	1,450	64,800
First Republic Bank	1,930	193,193
Hartford Financial Services Group, Inc.	950	49,941
Huntington Bancshares, Inc.	3,175	42,926
Investors Bancorp, Inc.	5,175	69,138
JPMorgan Chase & Co.	2,010	183,714
M & T Bank Corp.	1,270	205,676
Mitsubishi UFJ Financial Group, Inc. - ADR	26,180	176,715
Nasdaq, Inc.	600	42,894
PacWest Bancorp	1,450	67,715
Reinsurance Group of America, Inc.	475	60,985
SEI Investments Co.	975	52,436
Synchrony Financial	1,675	49,949
		3,105,926
Health Care - 6.5%
AbbVie, Inc.	3,900	282,789
Acadia Healthcare Co., Inc. *	4,826	238,308
Allergan plc	1,293	314,315
Amgen, Inc.	1,220	210,121
Baxter International, Inc.	5,490	332,365
Becton, Dickinson & Co.	1,677	327,199
Biogen, Inc. *	702	190,495
Centene Corp. *	650	51,922
Danaher Corp.	2,305	194,519
Endo International plc *	1,675	18,710
Envision Healthcare Corp. *	875	54,836
Henry Schein, Inc. *	1,133	207,362
Laboratory Corp. of America Holdings *	1,978	304,889
Medtronic plc	3,210	284,888
Novartis AG - ADR	2,703	225,619
Quintiles IMS Holdings, Inc. *	404	36,158
VWR Corp. *	1,275	42,088
West Pharmaceutical Services, Inc.	1,720	162,574
Zoetis, Inc.	4,709	293,747
		3,772,904

Industrials - 2.4%
3M Co.	821	170,924
CaesarStone Ltd. *	1,400	49,070
FedEx Corp.	1,378	299,481
General Dynamics Corp.	1,500	297,150
HD Supply Holdings, Inc. *	1,225	37,522
Hubbell, Inc.	350	39,609
KAR Auction Services, Inc.	975	40,921
Milacron Holdings Corp. *	3,300	58,047
Oshkosh Corp.	3,640	250,723
Pentair plc	975	64,876
Snap-on, Inc.	375	59,250
		1,367,573
Information Technology - 6.7%
Adobe Systems, Inc. *	4,012	567,457
Alliance Data Systems Corp.	200	51,338
Alphabet, Inc., Class A *	289	268,678
Analog Devices, Inc.	625	48,625
ANSYS, Inc. *	1,842	224,135
Apple, Inc.	1,794	258,372
Broadridge Financial Solutions, Inc.	2,307	174,317
CACI International, Inc., Class A *	450	56,272
Check Point Software Technologies Ltd. *	525	57,267
CommScope Holding Co, Inc. *	1,525	57,996
Facebook, Inc., Class A *	1,121	169,249
Fidelity National Information Services, Inc.	950	81,130
Fiserv, Inc. *	225	27,526
Global Payments, Inc.	625	56,450
MasterCard, Inc.	2,332	283,221
Microchip Technology, Inc.	3,840	296,371
Micron Technology, Inc. *	1,050	31,353
Microsoft Corp.	4,510	310,874
NCR Corp. *	1,850	75,554
PayPal Holdings, Inc. *	7,691	412,776
RingCentral, Inc. *	850	31,068
Sabre Corp.	7,334	159,661
Synopsys, Inc. *	2,912	212,372
		3,912,062
Materials - 2.7%
Avery Dennison Corp.	3,055	269,970
Constellium NV *	6,400	44,160
Crown Holdings, Inc. *	1,200	71,592
Dow Chemical Co.	3,580	225,791
Ecolab, Inc.	2,193	291,121
Martin Marietta Materials, Inc.	1,250	278,225
Packaging Corp. of America	450	50,125
PolyOne Corp.	1,475	57,141
PPG Industries, Inc.	2,000	219,920
Reliance Steel & Aluminum Co.	750	54,608
		1,562,653
Real Estate - 0.2%
CyrusOne, Inc. - REIT	675	37,631
New Residential Investment Corp. - REIT	5,225	81,301
		118,932
Telecommunication Services - 0.2%
Verizon Communications, Inc.	2,031	90,705

Utilities - 0.7%
AES Corp.	11,950	132,765
Atlantica Yield plc	3,250	69,420
National Fuel Gas Co.	3,736	208,618
		410,803
Total Common Stocks
(Cost $16,490,232)		20,395,161

CORPORATE BONDS - 7.2%	Par
Consumer Discretionary - 0.9%
Best Buy, Inc.
5.500%, 03/15/2021	$30,000	32,675
Carnival Corp.
3.950%, 10/15/2020	95,000	100,609
CBS Corp.
2.300%, 08/15/2019	80,000	80,562
NBCUniversal Media, LLC
5.150%, 04/30/2020	80,000	87,153
Omnicom Group, Inc.
4.450%, 08/15/2020	50,000	53,309
Starbucks Corp.
2.100%, 02/04/2021	75,000	75,506
Walt Disney Co.
2.300%, 02/12/2021	80,000	80,738
		510,552
Consumer Staples - 0.9%
Coca-Cola Co.
3.300%, 09/01/2021	80,000	83,749
Colgate-Palmolive Co.
2.100%, 05/01/2023	100,000	98,421
Constellation Brands, Inc.
2.700%, 05/09/2022	45,000	44,996
CVS Health Corp.
4.125%, 05/15/2021	65,000	68,782
Kimberly-Clark Corp.
2.650%, 03/01/2025	80,000	78,502
Pepsi-Cola Metropolitan Bottling Co., Inc.
5.500%, 05/15/2035	35,000	42,717
Walgreens Boots Alliance, Inc.
2.700%, 11/18/2019	75,000	76,220
		493,387
Energy - 0.8%
Apache Finance Canada Corp.
7.750%, 12/15/2029	50,000	66,098
Chevron Corp.
4.950%, 03/03/2019	60,000	63,207
Exxon Mobil Corp.
2.222%, 03/01/2021	100,000	100,707
Occidental Petroleum Corp.
2.600%, 04/15/2022	70,000	70,385
Valero Energy Corp.
6.125%, 02/01/2020	80,000	87,760
Williams Partners LP
5.250%, 03/15/2020	50,000	53,843
		442,000
Financials - 0.4%
American Express Credit Corp.
2.250%, 08/15/2019	80,000	80,714
Caterpillar Financial Services Corp.
7.150%, 02/15/2019	45,000	48,799
Charles Schwab Corp.
3.200%, 03/02/2027	40,000	40,235
Chubb INA Holdings, Inc.
3.350%, 05/15/2024	50,000	51,822
Travelers Companies, Inc.
6.250%, 06/15/2037	30,000	40,070
		261,640

Health Care - 0.6%
Abbott Laboratories
2.000%, 09/15/2018	55,000	55,124
Agilent Technologies, Inc.
3.875%, 07/15/2023	60,000	62,852
Baxter International, Inc.
2.400%, 08/15/2022	60,000	59,274
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,358
Merck & Co, Inc.
2.800%, 05/18/2023	50,000	50,989
Wyeth LLC
5.950%, 04/01/2037	30,000	38,855
		327,452
Industrials - 1.2%
Burlington Northern Santa Fe Corp.
3.400%, 09/01/2024	60,000	62,520
Canadian National Railway Co.
2.850%, 12/15/2021	95,000	97,134
6.712%, 07/15/2036	25,000	34,516
Canadian Pacific Railway Co.
7.250%, 05/15/2019	65,000	71,161
Eaton Corp.
2.750%, 11/02/2022	90,000	90,602
Emerson Electric Co.
6.000%, 08/15/2032	25,000	31,022
6.125%, 04/15/2039	10,000	12,930
FedEx Corp.
4.900%, 01/15/2034	35,000	39,071
General Electric Co.
6.750%, 03/15/2032	15,000	20,591
Norfolk Southern Corp.
3.850%, 01/15/2024	35,000	37,068
Republic Services, Inc.
4.750%, 05/15/2023	90,000	99,059
United Parcel Service, Inc.
6.200%, 01/15/2038	30,000	40,909
Waste Management, Inc.
3.500%, 05/15/2024	70,000	73,023
		709,606
Information Technology - 0.4%
Amphenol Corp.
2.550%, 01/30/2019	90,000	90,861
MasterCard, Inc.
2.000%, 04/01/2019	40,000	40,329
Microsoft Corp.
4.200%, 11/03/2035	15,000	16,421
Texas Instruments, Inc.
2.750%, 03/12/2021	100,000	102,136
		249,747
Materials - 0.6%
Airgas, Inc.
1.650%, 02/15/2018	95,000	95,080
Avery Dennison Corp.
3.350%, 04/15/2023	55,000	55,275
Dow Chemical Co.
8.550%, 05/15/2019	75,000	84,039
Eastman Chemical Co.
3.800%, 03/15/2025	70,000	72,152
International Flavors & Fragrances, Inc.
4.375%, 06/01/2047	35,000	35,782
		342,328

Real Estate - 0.1%
AvalonBay Communities, Inc.
3.625%, 10/01/2020	40,000	41,477

Telecommunication Services - 0.0%
AT&T, Inc.
4.500%, 05/15/2035	25,000	24,669

Utilities - 1.3%
Ameren Illinois Co.
2.700%, 09/01/2022	60,000	60,522
American Water Capital Corp.
6.593%, 10/15/2037	25,000	34,400
Arizona Public Service Co.
5.625%, 05/15/2033	20,000	23,419
Connecticut Light & Power Co.
2.500%, 01/15/2023	30,000	29,919
3.200%, 03/15/2027	45,000	45,677
Delmarva Power & Light Co.
3.500%, 11/15/2023	65,000	67,967
DTE Electric Co.
5.700%, 10/01/2037	20,000	25,146
Duke Energy Progress, LLC
2.800%, 05/15/2022	70,000	71,442
6.125%, 09/15/2033	25,000	32,027
Louisville Gas & Electric Co.
3.300%, 10/01/2025	40,000	40,861
Oncor Electric Delivery Co.
7.000%, 09/01/2022	55,000	66,283
PacifiCorp
3.600%, 04/01/2024	25,000	26,231
Portland General Electric Co.
6.100%, 04/15/2019	35,000	37,603
Public Service Electric & Gas Co.
3.050%, 11/15/2024	35,000	35,286
South Carolina Electric & Gas Co.
5.300%, 05/15/2033	25,000	27,744
5.450%, 02/01/2041	30,000	34,606
WEC Energy Group, Inc.
2.450%, 06/15/2020	95,000	95,914
		755,047
Total Corporate Bonds
(Cost $4,144,978)		4,157,905

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.3%
Federal Home Loan Mortgage Corporation
1.250%, 10/02/2019	100,000	99,483
Federal Home Loan Mortgage Corporation Pool
3.000%, 05/01/2027, #J19197	82,313	84,621
2.500%, 07/01/2029, #G15144	101,369	102,651
3.000%, 12/01/2030, #G18578	159,666	164,142
2.500%, 01/01/2031, #G18581	105,514	106,227
3.500%, 04/01/2032, #G18642	92,524	96,513
3.500%, 06/01/2042, #C04060	95,976	99,027
4.500%, 03/01/2044, #G60017	91,782	99,041
3.500%, 12/01/2044, #G08620	98,116	100,907
3.000%, 04/01/2045, #G08635	70,515	70,430
3.500%, 12/01/2045, #G08681	140,883	144,890
4.000%, 01/01/2046, #G60421	116,584	123,506
4.000%, 01/01/2047, #G67702	71,718	76,230
3.000%, 03/01/2047, #G08750	69,042	68,959

Federal National Mortgage Association
2.125%, 04/24/2026	155,000	151,258
6.625%, 11/15/2030	150,000	214,762
Federal National Mortgage Association Pool
3.000%, 05/01/2031, #AS7463	122,038	125,379
2.500%, 07/01/2031, #AS7467	115,283	115,998
2.000%, 11/01/2031, #MA2802	107,783	105,553
5.500%, 01/01/2035, #735141	74,483	83,482
4.000%, 08/01/2040, #AD8522	101,679	107,439
4.500%, 08/01/2040, #AE0217	60,620	65,512
4.000%, 01/01/2041, #AB2078	27,848	29,581
3.500%, 02/01/2041, #AE0828	111,972	115,663
4.000%, 02/01/2041, #AE0949	70,003	73,976
4.500%, 02/01/2041, #AH5583	73,119	79,079
4.000%, 12/01/2041, #AJ7689	56,563	59,712
3.500%, 08/01/2042, #AL2921	82,548	85,275
3.000%, 08/01/2042, #AP4258	27,392	27,517
3.000%, 04/01/2043, #AB9186	147,702	148,366
3.000%, 05/01/2043, #AT2725	161,401	162,126
3.000%, 09/01/2043, #AU4279	86,854	87,227
4.000%, 12/01/2043, #AV0691	63,032	66,894
5.000%, 11/01/2044, #AL8878	41,006	44,873
4.000%, 04/01/2046, #AS6994	79,606	83,760
3.500%, 06/01/2046, #AS7387	70,339	72,309
4.500%, 07/01/2046, #AS7568	64,239	68,949
Government National Mortgage Association Pool
4.000%, 02/20/2041, #G24945	44,862	47,604
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $3,680,994)		3,658,921

U.S. TREASURY OBLIGATIONS - 2.5%
United States Treasury Bonds
4.375%, 05/15/2040	115,000	146,809
4.375%, 05/15/2041	125,000	160,266
2.750%, 11/15/2042	210,000	207,560
2.500%, 02/15/2045	250,000	233,369
2.500%, 05/15/2046	150,000	139,559
United States Treasury Notes
0.625%, 04/30/2018	170,000	169,110
1.625%, 06/30/2019	100,000	100,461
2.000%, 02/15/2025	155,000	152,905
2.250%, 11/15/2025	150,000	150,061
Total U.S. Treasury Obligations
(Cost $1,467,468)		1,460,100

ASSET-BACKED SECURITIES - 1.0%
Consumer Discretionary - 0.2%
American Airlines
Series 2015-1, Class A
3.375%, 11/01/2028	54,236	54,642
Continental Airlines Partners Trust
Series 2015-1, Class A
4.750%, 01/12/2021	39,041	41,384
Series 2012-2, Class A
4.000%, 04/29/2026	28,781	30,400
		126,426

Financials - 0.4%
Bank of America Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	100,000	100,384
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A1
1.390%, 01/15/2021	100,000	99,963
World Financial Network Credit Card Master Trust
Series 2014-C, Class A
1.540%, 08/15/2021	55,000	55,008
		255,355
Industrials - 0.4%
CNH Equipment Trust
Series 2014-B, Class A3
0.910%, 05/15/2019	4,893	4,892
Series 2016-C, Class A2
1.260%, 02/18/2020	22,757	22,730
John Deere Owner Trust
Series 2014-A, Class A4
1.450%, 07/15/2020	125,000	125,020
Union Pacific Railroad Co.
Series 2014-1
3.227%, 05/14/2026	62,776	63,818
		216,460
Total Asset-Backed Securities
(Cost $597,900)		598,241

MUNICIPAL BONDS - 0.5%
California Department of Water Resources Power Supply
Series P
1.713%, 05/01/2021	73,834	73,763
District of Columbia
Series E
4.343%, 12/01/2018	70,000	72,498
Port of Seattle Washington
Series C
2.062%, 11/01/2017	80,000	80,187
Texas Tech University
Series B
1.925%, 02/15/2020	50,000	50,113
Total Municipal Bonds
(Cost $276,614)		276,561

SHORT-TERM INVESTMENT - 3.0%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.86% ^
(Cost $1,754,951)	1,754,951	1,754,951

Total Investments - 100.0%
(Cost $51,792,060)		57,986,073
Other Assets and Liabilities, Net (0.0)%		(37,789)
Total Net Assets - 100.0%		$57,948,284

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of June 30, 2017.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Investment Companies	$25,684,233	$-	$-	$25,684,233
Common Stocks	20,395,161	-	-	20,395,161
Corporate Bonds	-	4,157,905	-	4,157,905
U.S. Government Agency
Mortgage-Backed Securities	-	3,658,921	-	3,658,921
U.S. Treasury Obligations	-	1,460,100	-	1,460,100
Asset-Backed Securities	-	598,241	-	598,241
Municipal Bonds	-	276,561	-	276,561
Short-Term Investment	1,754,951	-	-	1,754,951
Total Investments in Securities	$47,834,345	$10,151,728	$-	$57,986,073

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2017, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

	Port Street Quality Growth Fund	Port Street Institutional Opportunities Fund

Cost of investment	$71,131,016	$51,792,060

Gross unrealized appreciation	6,403,679	6,887,659
Gross unrealized depreciation	(422,853)	(693,646)
Net unrealized appreciation	$5,980,826	$6,194,013

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 11, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  August 11, 2017